Reconciliation of the Changes in Carrying Amounts of Intangible Assets not Subject to Amortization, Which Represents Trademarks (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2009 North America Cruise Brands	Nov. 30, 2011 EAA Cruise Brands	Nov. 30, 2010 EAA Cruise Brands
Indefinite-lived Intangible Assets by Segment [Line Items]
Beginning Balance	$ 1,311	$ 1,336	$ 927	$ 927	$ 927	$ 384	$ 409
Foreign currency translation adjustment	2	(25)				2	(25)
Ending Balance	$ 1,313	$ 1,311	$ 927	$ 927	$ 927	$ 386	$ 384